Share-based payments - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-based payments
Share price | $ / shares	$ 1.7	$ 2.62
Restricted share units
Share-based payments
Balance-Beginning of year	4,852,299	3,544,887
Issued	336,263	3,686,000
Redeemed	(425,119)	(2,378,588)
Balance- End of year	4,763,443	4,852,299
Share price | $ / shares	$ 1.49	$ 1.85